LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Feb. 28, 2023	Feb. 28, 2022
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS
Loan to employees	$ 332	$ 566
Other non-current assets	5,202	4,852
Long-term prepayments and other non-current assets	$ 5,534	$ 5,418